Warrants - Warrants Outstanding and Exercisable (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Feb. 29, 2016 $ / shares shares	Mar. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares shares
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	66,789,624	13,219,597	5,447,940
Warrants Exercisable | shares	66,789,624	13,219,597	5,447,940
Share of Common stock underlying Warrant | shares	1,785,260	107,751	2,596
Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	1,532,598	1,532,598	2,041,239
Warrants Exercisable | shares	1,532,598	1,532,598	2,041,239
Exercise price		$ 0.03	$ 4.92	$ 5.60	$ 2.20	$ 4.92
Common stock exchange ratio		2,100	2,100
Share of Common stock underlying Warrant | shares	755	755	973
Exercise Price Per One Common Share		$ 64.75	$ 10,332.00
Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	1,310,956	1,310,956	1,645,845
Warrants Exercisable | shares	1,310,956	1,310,956	1,645,845
Exercise price		$ 0.03	$ 0.20	5.60
Common stock exchange ratio		2,100	2,100
Share of Common stock underlying Warrant | shares	640	640	784
Exercise Price Per One Common Share		$ 64.75	$ 420.00
Series A Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares			1,322,500
Warrants Exercisable | shares			1,322,500
Exercise price		$ 2.20	$ 7.00		$ 7.00
Common stock exchange ratio			2,100
Share of Common stock underlying Warrant | shares			630
Exercise Price Per One Common Share			$ 14,700.00
Warrants Expiration			2015-10
Common Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	463,356	463,356	438,356
Warrants Exercisable | shares	463,356	463,356	438,356
Exercise price		$ 0.03
Common stock exchange ratio		2,100	2,100
Share of Common stock underlying Warrant | shares	230	230	209
Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	1,074,082	1,074,082
Warrants Exercisable | shares	1,074,082	1,074,082
Exercise price		$ 8.75		$ 16,873.50
Common stock exchange ratio		2,100
Share of Common stock underlying Warrant | shares	530	530
Exercise Price Per One Common Share		$ 18,375.00
Series C Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	47,528	5,229,973
Warrants Exercisable | shares		5,229,973				10,378
Exercise price		$ 2.55
Common stock exchange ratio		2,100
Share of Common stock underlying Warrant | shares		2,491
Exercise Price Per One Common Share		$ 5,355.00
Warrants Expiration		2017-01
Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	3,503,116	3,503,116
Warrants Exercisable | shares	3,503,116	3,503,116
Exercise price		$ 1.85
Common stock exchange ratio		35
Share of Common stock underlying Warrant | shares	100,090	100,090
Exercise Price Per One Common Share		$ 64.75
Warrants Expiration		2021-06
Subordination
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	105,516	105,516
Warrants Exercisable | shares	105,516	105,516
Exercise price		$ 1.85
Common stock exchange ratio		35
Share of Common stock underlying Warrant | shares	3,015	3,015
Exercise Price Per One Common Share		$ 64.75
Warrants Expiration		2021-06
Series E Warrants
Class Of Warrant Or Right [Line Items]
Warrants outstanding | shares	58,800,000
Warrants Exercisable | shares	58,800,000			1,680,000
Exercise price				$ 8.75
Share of Common stock underlying Warrant | shares	1,680,000
Minimum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-04	2021-04	2021-04
Minimum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2012-04	2021-04	2021-04
Minimum | Common Warrants
Class Of Warrant Or Right [Line Items]
Exercise price	$ 0.0027	$ 0.03	$ 2
Exercise Price Per One Common Share	$ 5.6	$ 64.75	$ 4,200.00
Warrants Expiration	2016-04	2016-04	2016-04
Minimum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-03	2021-03
Minimum | Series D Warrant
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-06
Minimum | Subordination
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2021-06
Minimum | Series E Warrants
Class Of Warrant Or Right [Line Items]
Warrants Expiration	2022-02
Maximum | Class A Warrant
Class Of Warrant Or Right [Line Items]
Exercise price	$ 0.0027
Exercise Price Per One Common Share	$ 5.60
Warrants Expiration	2021-06	2021-07	2021-07
Maximum | Class B Warrant
Class Of Warrant Or Right [Line Items]
Exercise price	$ 0.0027
Exercise Price Per One Common Share	$ 5.60
Warrants Expiration	2021-06	2021-07	2021-07
Maximum | Common Warrants
Class Of Warrant Or Right [Line Items]
Exercise price	$ 32.0000	$ 32	$ 32
Exercise Price Per One Common Share	$ 67,200.00	$ 67,200	$ 67,200
Warrants Expiration	2021-06	2021-07	2021-07
Maximum | Series B Warrant
Class Of Warrant Or Right [Line Items]
Exercise price	$ 8.0400
Exercise Price Per One Common Share	$ 16,873.50
Warrants Expiration	2021-06	2021-07
Maximum | Series D Warrant
Class Of Warrant Or Right [Line Items]
Exercise price	$ 0.0027
Exercise Price Per One Common Share	5.60
Maximum | Subordination
Class Of Warrant Or Right [Line Items]
Exercise price	0.0027
Exercise Price Per One Common Share	5.60
Maximum | Series E Warrants
Class Of Warrant Or Right [Line Items]
Exercise price	0.2500
Exercise Price Per One Common Share	$ 8.75